Financial risk management - Credit risk - loans and advances by product and risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Financial assets	R$ 33,406,040	R$ 19,515,659	R$ 9,887,701
Business loans
Disclosure of credit risk exposure [line items]
Financial assets	3,017,158
Real Estate Loans
Disclosure of credit risk exposure [line items]
Financial assets	5,121,411	3,471,354	2,519,153
Low Risk
Disclosure of credit risk exposure [line items]
Financial assets	16,562,388
Low Risk | Business loans
Disclosure of credit risk exposure [line items]
Financial assets	2,962,937
High Risk
Disclosure of credit risk exposure [line items]
Financial assets	653,973
High Risk | Business loans
Disclosure of credit risk exposure [line items]
Financial assets	54,221
Loans and advances to customer
Disclosure of credit risk exposure [line items]
Financial assets	17,216,362	8,790,058	4,777,387
Loans and advances to customer | Payroll Card
Disclosure of credit risk exposure [line items]
Financial assets	65,263	67,732	80,409
Loans and advances to customer | Credit Card
Disclosure of credit risk exposure [line items]
Financial assets	4,798,318	1,904,643	783,544
Loans and advances to customer | Overdraft protection agreement
Disclosure of credit risk exposure [line items]
Financial assets	12,862	20,193
Loans and advances to customer | Checking account overdraft
Disclosure of credit risk exposure [line items]
Financial assets	33,234	14,232
Loans and advances to customer | Payroll loans and personal credit
Disclosure of credit risk exposure [line items]
Financial assets	3,467,924	1,551,399	921,977
Loans and advances to customer | Business loans
Disclosure of credit risk exposure [line items]
Financial assets	3,017,158	1,582,868	472,304
Loans and advances to customer | Real Estate Loans
Disclosure of credit risk exposure [line items]
Financial assets	5,121,411	3,471,354	2,519,153
Loans and advances to customer | Rural loans
Disclosure of credit risk exposure [line items]
Financial assets	700,192	177,637
Loans and advances to customer | Low Risk
Disclosure of credit risk exposure [line items]
Financial assets	16,156,725	8,530,599	4,557,357
Loans and advances to customer | Low Risk | Payroll Card
Disclosure of credit risk exposure [line items]
Financial assets	55,753	64,570	77,910
Loans and advances to customer | Low Risk | Credit Card
Disclosure of credit risk exposure [line items]
Financial assets	4,335,866	1,793,872	710,443
Loans and advances to customer | Low Risk | Overdraft protection agreement
Disclosure of credit risk exposure [line items]
Financial assets	2,663	20,193
Loans and advances to customer | Low Risk | Checking account overdraft
Disclosure of credit risk exposure [line items]
Financial assets	1,255	10,660
Loans and advances to customer | Low Risk | Payroll loans and personal credit
Disclosure of credit risk exposure [line items]
Financial assets	3,315,747	1,510,962	893,279
Loans and advances to customer | Low Risk | Business loans
Disclosure of credit risk exposure [line items]
Financial assets		1,580,682	459,808
Loans and advances to customer | Low Risk | Real Estate Loans
Disclosure of credit risk exposure [line items]
Financial assets	4,782,312	3,372,023	2,415,917
Loans and advances to customer | Low Risk | Rural loans
Disclosure of credit risk exposure [line items]
Financial assets	700,192	177,637
Loans and advances to customer | High Risk
Disclosure of credit risk exposure [line items]
Financial assets	1,059,637	259,458	220,030
Loans and advances to customer | High Risk | Payroll Card
Disclosure of credit risk exposure [line items]
Financial assets	9,510	3,162	2,499
Loans and advances to customer | High Risk | Credit Card
Disclosure of credit risk exposure [line items]
Financial assets	462,452	110,770	73,101
Loans and advances to customer | High Risk | Overdraft protection agreement
Disclosure of credit risk exposure [line items]
Financial assets	10,199
Loans and advances to customer | High Risk | Checking account overdraft
Disclosure of credit risk exposure [line items]
Financial assets	31,979	3,572
Loans and advances to customer | High Risk | Payroll loans and personal credit
Disclosure of credit risk exposure [line items]
Financial assets	152,177	40,437	28,698
Loans and advances to customer | High Risk | Business loans
Disclosure of credit risk exposure [line items]
Financial assets		2,186	12,496
Loans and advances to customer | High Risk | Real Estate Loans
Disclosure of credit risk exposure [line items]
Financial assets	339,099	99,331	103,236
Amounts due from financial institutions [Member]
Disclosure of credit risk exposure [line items]
Financial assets	2,051,862	502,369	256,097
Amounts due from financial institutions [Member] | Low Risk
Disclosure of credit risk exposure [line items]
Financial assets	2,051,862	502,369	256,097
Swap contracts - liabilities
Disclosure of credit risk exposure [line items]
Financial assets	66,545	(56,758)	(20,941)
Swap contracts - liabilities | Low Risk
Disclosure of credit risk exposure [line items]
Financial assets	R$ 66,545	R$ (56,758)	R$ (20,941)